Other Financial Commitments	12 Months Ended
Jan. 31, 2020
Other Financial Commitments
Other Financial Commitments

27	Other Financial Commitments

(a) Operating leases

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Minimum lease payments under non-cancellable operating leases:
- not later than one year	-	8,533
- between one year and five years	-	18,039
- later than five years	-	1,485
	-	28,057

IFRS 16 Leases standard came into effect on 1 January 2019. IFRS 16 requires that all leases and the related rights and obligations should be recognised on the lessee’s balance sheet, unless the lease is less than one year in length or is for a low-value asset. Leases that do not meet these criteria are expensed on a straight-line basis. See note 3 for more details on IFRS 16 and note 22 for details of undiscounted contractual maturity of lease liabilities.

(b)        Contracted Commitments

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Licence contract
- not later than one year	5,392	4,286
- between one year and five years	-	8,696
	5,392	12,982

On 31 January 2020 the Group, through mutual consent, terminated the licence agreement with Heidi Klum and Heidi Klum Company LLC of a fee of US$3.5m as is shown above.

(c)         Lessor Commitments

At 31 January 2020, had no outstanding commitments due to the adoption of IFRS 16 “Leases”:

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
- no later than 1 year	-	441
- between 1 year and 5 years	-	493
- greater than 5 years	-	-
Total minimum lease payments	-	934